Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense) benefit for the years ended December 31, 2015 and 2014 consisted of the following:

	2015	2014
Current:
Federal	$-	$-
State	-	-
Deferred:
Federal	29,084,623	9,513,282
State	3,614,773	952,533
Valuation Allowance	(32,610,383)	(10,485,399)
Total income tax (expense) benefit	$89,013	$(19,584)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of Nuo Therapeutics’ deferred tax assets and liabilities consisted of the following at December 31:

	2015	2014

Deferred tax assets:
Stock-based compensation	$6,238,000	$5,942,000
Tax credits	3,339,000	3,162,000
Deferred revenue	462,000	575,000
Start-up and organizational costs	275,000	276,000
Tax deductible Goodwill	404,000	88,000
Property and equipment	207,000	56,000
Other	283,000	389,000
Total deferred tax assets	11,208,000	10,488,000

Deferred tax liabilities:
Intangible Assets	(114,000)	(10,325,000)
Discount on Note Payable	-	(13,825,000)
Other	-	(89,000)
Total deferred tax liabilities	(114,000)	(24,239,000)

Net deferred tax assets, excluding net operating loss carryforwards	11,094,000	(13,751,000)
Net operating loss carryforwards	61,076,000	53,222,000
	72,170,000	39,471,000
Less valuation allowance	(72,170,000)	(39,559,000)
Total deferred tax assets (liabilities)	$-	$(88,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2015	2014
U.S. Federal statutory income tax	35.0%	35.0%
State and local income tax, net of benefits	4.8%	4.9%
Fair value of Derivatives	22.4%	17.1%
Impact of changes in rates	-	(0.2)%
Established/reversed tax deferrals (deferred tax liabilities) not thru provision	-	(68.8)%
Other	(0.4)%	(1.3)%
Valuation allowance for deferred income tax assets	(61.6)%	13.2%
Effective income tax rate	0.2%	(0.1)%